Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Aug. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Federated Short-Intermediate Duration Municipal Trust

CLASS A SHARES (TICKER FMTAX)
INSTITUTIONAL SHARES (TICKER FSHIX)
SERVICE SHARES (TICKER FSHSX)

SUPPLEMENT TO PROSPECTUS DATED AUGUST 31, 2019, AS AMENDED

1. Under the section entitled "Fund Summary Information," please replace the final sentence of the "Risk/Return Summary: Fees and Expenses" introductory paragraph with the following:

"If you purchase the Fund's IS or SS Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."

FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Federated Short-Intermediate Duration Municipal Trust

CLASS A SHARES (TICKER FMTAX)
INSTITUTIONAL SHARES (TICKER FSHIX)
SERVICE SHARES (TICKER FSHSX)

SUPPLEMENT TO PROSPECTUS DATED AUGUST 31, 2019, AS AMENDED

1. Under the section entitled "Fund Summary Information," please replace the final sentence of the "Risk/Return Summary: Fees and Expenses" introductory paragraph with the following:

"If you purchase the Fund's IS or SS Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below."